Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2014	$152,349	$46,357
2015	134,852	36,847
2016	116,397	26,201
2017	97,098	17,226
2018	79,166	6,521
Thereafter	783,730	227
Total	$1,363,592	$133,379